Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	$ 80,385	$ 82,248	$ 153,751	$ 157,867
Less: sales and other operating revenues between segments	7,709	6,809	14,754	14,256
Sales and other operating revenues	72,676	75,439	138,997	143,611
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	72,065	76,648	138,224	144,349
Crude oil
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	17,070	17,167	31,352	32,084
Oil products
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	46,999	51,440	89,582	95,570
Natural gas, LNG and NGLs
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	4,823	4,960	10,616	10,119
Non-oil products and other revenues from contracts with customers
Disclosure of operating segments [line items]
Sales and other operating revenues include the following in relation to revenues from contracts with customers:	3,173	3,081	6,674	6,576
Reportable segments | Upstream
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	13,556	12,698	28,150	26,568
Less: sales and other operating revenues between segments	7,481	5,795	13,805	12,528
Sales and other operating revenues	6,075	6,903	14,345	14,040
Reportable segments | Downstream
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	66,396	69,174	124,812	130,580
Less: sales and other operating revenues between segments	62	785	648	1,267
Sales and other operating revenues	66,334	68,389	124,164	129,313
Other businesses and corporate
Disclosure of operating segments [line items]
Sales and other operating revenues, gross	433	376	789	719
Less: sales and other operating revenues between segments	166	229	301	461
Sales and other operating revenues	267	147	488	258
Geography Eliminations | US and Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues	6,343	7,269	11,488	13,950
Reportable Geographical Components | US and Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues	79,019	82,708	150,485	157,561
Reportable Geographical Components | US
Disclosure of operating segments [line items]
Sales and other operating revenues	26,086	26,676	47,934	50,289
Reportable Geographical Components | Non-US
Disclosure of operating segments [line items]
Sales and other operating revenues	$ 52,933	$ 56,032	$ 102,551	$ 107,272